Vista Point Assets LLC ABS-15G

Exhibit 99.5 - Schedule 5

Data Compare

Infinity Loan ID	Loan Number	Redacted Loan ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source